General Information (Details) shares in Millions, $ in Millions		10 Months Ended	12 Months Ended
	Apr. 03, 2023 USD ($) rig shares	Dec. 31, 2022	Dec. 31, 2023 rig segment	Oct. 31, 2022 rig	Sep. 01, 2022 rig	Jan. 31, 2022
Lessor, Lease, Description [Line Items]
Number of offshore drilling units owned by the company			19
Number of rigs cold stacked			3
Number of rigs warm stacked			1
Financial designation, predecessor and successor		Successor
Number of operating segments | segment			1
Number of jackup units				7	7
Number of drillships			2
Aquadrill LLC
Lessor, Lease, Description [Line Items]
Shares issued on closing of Aquadrill acquisition | shares	29.9
Consideration settled by tax withholding | $	$ 30
Consideration settled in cash | $	$ 1
Number of drillships	4
Number of semi-submersible units	1
Number of tender-assisted rigs	3
PES [Member]
Lessor, Lease, Description [Line Items]
Ownership interest ( in percent)						65.00%
Gulfdrill
Lessor, Lease, Description [Line Items]
Number of rigs under lease			3
Sonadrill
Lessor, Lease, Description [Line Items]
Number of rigs under lease			1
Sonangol
Lessor, Lease, Description [Line Items]
Number of rigs managed			2